Income Taxes - Movement in Deferred Tax Assets and Liabilities (Detail) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	₨ (2,969)	₨ 3,180	₨ 2,187
Credit/(charge) in the consolidated statement of income	3,469	(4,280)	(475)
Credit/(charge) in other comprehensive income	(514)	(1,313)	1,645
On account of business combination			(177)
On account of business combinations and others	(9,829)	(556)
Ending balance	(9,843)	(2,969)	3,180
Carry forward losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	1,637	2,044	3,149
Credit/(charge) in the consolidated statement of income	1,083	(230)	(1,287)
Credit/(charge) in other comprehensive income	101	(22)	182
On account of business combinations and others	(677)	(155)
Ending balance	2,144	1,637	2,044
Trade payables, accrued expenses and other liabilities [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	5,115	4,994	3,713
Credit/(charge) in the consolidated statement of income	363	279	1,033
Credit/(charge) in other comprehensive income	41	(171)	248
On account of business combinations and others	584	13
Ending balance	6,103	5,115	4,994
Allowances for lifetime expected credit loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3,208	3,921	4,521
Credit/(charge) in the consolidated statement of income	(248)	(734)	(591)
Credit/(charge) in other comprehensive income	27	21	(9)
Ending balance	2,987	3,208	3,921
Minimum alternate tax [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance		3,425
Credit/(charge) in the consolidated statement of income		(3,425)	3,425
Ending balance			3,425
Property, plant and equipment [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,268)	(686)	(1,840)
Credit/(charge) in the consolidated statement of income	289	(649)	1,150
Credit/(charge) in other comprehensive income	(30)	66	4
On account of business combinations and others	(49)	1
Ending balance	(1,058)	(1,268)	(686)
Amortizable goodwill [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(2,065)	(2,166)	(1,899)
Credit/(charge) in the consolidated statement of income	(1,129)	34	(92)
Credit/(charge) in other comprehensive income	(91)	67	(175)
Ending balance	(3,285)	(2,065)	(2,166)
Intangible assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,249)	(1,541)	(2,295)
Credit/(charge) in the consolidated statement of income	1,910	759	1,021
Credit/(charge) in other comprehensive income	(212)	(55)	(90)
On account of business combination			(177)
On account of business combinations and others	(10,094)	(412)
Ending balance	(9,645)	(1,249)	(1,541)
Interest income and fair value movement of investments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(1,582)	(626)	(1,455)
Credit/(charge) in the consolidated statement of income	424	(730)	599
Credit/(charge) in other comprehensive income	(245)	(226)	230
On account of business combinations and others	336
Ending balance	(1,067)	(1,582)	(626)
Cash flow hedges [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(452)	561	(604)
Credit/(charge) in other comprehensive income	(14)	(1,013)	1,165
Ending balance	(466)	(452)	561
Contract asset / (Contract liabilities) [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	91	(11)	(289)
Credit/(charge) in the consolidated statement of income	(205)	101	285
Credit/(charge) in other comprehensive income	7	4	(7)
On account of business combinations and others	47	(3)
Ending balance	(60)	91	(11)
Special Economic Zone Re-investment Reserve
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(6,494)	(6,614)	(1,132)
Credit/(charge) in the consolidated statement of income	945	120	(5,482)
Ending balance	(5,549)	(6,494)	(6,614)
Others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	90	(121)	318
Credit/(charge) in the consolidated statement of income	37	195	(536)
Credit/(charge) in other comprehensive income	(98)	16	97
On account of business combinations and others	24
Ending balance	₨ 53	₨ 90	₨ (121)